Note 16 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Finance income received - Bank		$ 14	$ 62	$ 146
Finance cost - Term loan (note 30)		56	386	165
Finance cost - Capitalised to property, plant and equipment (note 18)		(17)	(53)	(165)
Unwinding of rehabilitation provision (note 29)		0	2	20
Finance cost		24	15	17
Finance cost - Overdraft		86	17	307
ZESA interest *	[1]	226	0	0
Finance cost		$ 375	$ 367	$ 344

[1]	During the period from January 2021 to March 2021 it was unclear in what currency the monthly payments to the Zimbabwe Electricity Supply Authority (“ZESA”) had to be made. In April 2021 Blanket was advised that the payments had to be paid on a 60/40 basis USD/RTGS$. Interest was charged on the outstanding amounts to ZESA during the period January 2021 to March 2021 when payments were withheld.